Capital Stock - (Stock Options Activity) (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	0.1
Stock Options and SARs | Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	2,400,000	4,300,000
Granted (in shares)	0	0
Exercised (in shares)	0	0
Forfeited or expired (in shares)	(100,000)	(1,900,000)
Outstanding, end of period (in shares)	2,300,000	2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share)	$ 22.96	$ 26.35
Granted, Weighted Average Exercise Price (in USD per share)	0	0
Exercised, Weighted Average Exercise Price (in usd per share)	0	7.7
Forfeited or expired, Weighted Average Exercise Price (in usd per share)	20.26	30.81
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share)	$ 23.09	$ 22.96
Outstanding, Weighted Average Remaining Contractual Term (in years)		2 years 6 months 3 days
Outstanding, Aggregate Intrinsic Value		$ 0.1
Outstanding, vested or expected to vest (in shares)		2,400,000
Outstanding, vested or expected to vest, Weighted Average Exercise Price (in usd per share)		$ 22.96
Outstanding, vested or expected to vest, Weighted Average Remaining Contractual Term In Years		2 years 6 months 3 days
Outstanding, vested or expected to vest, Aggregate Intrinsic Value		$ 0.1
Exercisable (in shares)		2,400,000
Exercisable, Weighted Average Exercise Price (in usd per share)		$ 22.96
Exercisable, Weighted Average Remaining Contractual Term In Years		2 years 6 months 3 days
Exercisable, Aggregate Intrinsic Value		$ 0.1
Stock Options and SARs | Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	18,300,000	20,500,000
Granted (in shares)		0.3
Exercised (in shares)	(100,000)	(100,000)
Forfeited or expired (in shares)	(2,200,000)	(2,400,000)
Outstanding, end of period (in shares)	16,000,000	18,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share)	$ 13.73	$ 15.23
Granted, Weighted Average Exercise Price (in USD per share)	7.12	8.88
Exercised, Weighted Average Exercise Price (in usd per share)	5.86	7.11
Forfeited or expired, Weighted Average Exercise Price (in usd per share)	14.71	26.32
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share)	$ 13.66	$ 13.73
Outstanding, Weighted Average Remaining Contractual Term (in years)		5 years 1 month 6 days
Outstanding, Aggregate Intrinsic Value		$ 6.4
Outstanding, vested or expected to vest (in shares)		18,300,000
Outstanding, vested or expected to vest, Weighted Average Exercise Price (in usd per share)		$ 13.75
Outstanding, vested or expected to vest, Weighted Average Remaining Contractual Term In Years		5 years 1 month 2 days
Outstanding, vested or expected to vest, Aggregate Intrinsic Value		$ 6.3
Exercisable (in shares)		17,600,000
Exercisable, Weighted Average Exercise Price (in usd per share)		$ 13.95
Exercisable, Weighted Average Remaining Contractual Term In Years		4 years 11 months 12 days
Exercisable, Aggregate Intrinsic Value		$ 6.1
Minimum | Stock Options and SARs | Class A Voting Share
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares)		(100,000)